Condensed Consolidated Statement of Equity (USD $) In Millions, unless otherwise specified	Total	Common stock	Treasury stock	Additional paid-in capital	Accumulated other comprehensive (loss)	Retained earnings	Net parent company investment
Balance at Dec. 31, 2009	$ 11,654				$ 681		$ 10,973
Increase (Decrease) in Stockholders' Equity
Net earnings	4,178						4,178
Other comprehensive loss, net of tax	(393)				(393)
Balance at Dec. 31, 2010	15,703				288		15,415
Increase (Decrease) in Stockholders' Equity
Net earnings	3,433						3,433
Other comprehensive loss, net of tax	(313)				(313)
Balance at Dec. 31, 2011	11,932				(25)		11,957
Increase (Decrease) in Stockholders' Equity
Net earnings	883
Other comprehensive loss, net of tax	220				220
Balance at Mar. 31, 2012
Balance at Dec. 31, 2011	11,932				(25)		11,957
Increase (Decrease) in Stockholders' Equity
Net earnings	5,275						5,275
Other comprehensive loss, net of tax	(29)				(29)
Balance at Dec. 31, 2012	3,363				(350)		3,713
Increase (Decrease) in Stockholders' Equity
Separation-related adjustments	(611)			(636)	(682)		707
Reclassification of parent company net investment in connection with separation				4,420			(4,420)
Issuance of common stock at separation		16		(16)
Issuance of common stock at separation (in shares)		1,577
Net earnings	968					968
Other comprehensive loss, net of tax	(205)				(205)
Dividends payable	(638)					(638)
Stock issued (purchased) under incentive stock programs	(7)		(97)	90
Stock issued (purchased) under incentive stock programs (in shares)		6
Stock-based compensation expense	87			87
Balance (in shares) at Mar. 31, 2013		1,583
Balance at Mar. 31, 2013	$ 2,957	$ 16	$ (97)	$ 3,945	$ (1,237)	$ 330